Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)	6 Months Ended
Jun. 30, 2021
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
NOTE 5 - Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

NOTE 5 – Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

On August 9, 2019, Vemanti entered into an agreement to lend $200,000 to Fvndit for the purpose of developing a peer-to-peer business lending platform operating in Vietnam. The annual interest rate on the loan is 10.5% payable monthly to Vemanti. On August 12, 2019, Fvndit drew down the full $200,000. The entire loan was subsequently repaid in 2020.